Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 372,968	$ 384,009
Financial liabilities	4,684,997	3,010,414
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,684,997	3,010,414
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	368,145	1,032,579
Financial liabilities at amortised cost, category | Liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,023,582	1,326,388
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	593,056	332,046
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,415	35,717
Financial liabilities at amortised cost, category | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,482	73,241
Financial liabilities at amortised cost, category | Interest-bearing current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	87,879	38,553
Financial liabilities at amortised cost, category | Other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	606	69,062
Financial liabilities at amortised cost, category | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,149	27,859
Financial liabilities at amortised cost, category | Other non-current interest-bearing liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,463,683	74,969
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,141,895	1,357,886
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	187,231	318,803
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	768,927	973,877
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	152,605	49,060
Financial assets at amortised cost, category | Other current receivables and insurance recovery assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,920	10,840
Financial assets at amortised cost, category | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 7,212	$ 5,306